OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information about Other Current Liabilities [Line Items]
Provision for environmental rehabilitation (note 27b)	$ 156	$ 111
Deposit on Pascua-Lama silver sale agreement1	0	3
Share-based payments (note 34b)	48	30
Other	90	94
Other current liabilities	622	321
Pascua-Lama
Disclosure of Detailed Information about Other Current Liabilities [Line Items]
Deposit on agreement	253	0
Pueblo Viejo
Disclosure of Detailed Information about Other Current Liabilities [Line Items]
Deposit on agreement	$ 75	$ 83